Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

March 3, 2014

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 327 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 335 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 25, 2014.

If you have any questions or would like further information, please call me at (415) 947-4805.

Sincerely,

  /s/ Devin Sullivan

Devin Sullivan

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Emerging Markets Local Bond Fund
Wells Fargo Advantage International Bond Fund
Wells Fargo Advantage Strategic Income Fund